CASH AND CASH EQUIVALENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed deposit term	1 month	1 month
Effective interest rate percentage	2.20%	1.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Fixed deposit term	12 months	6 months
Effective interest rate percentage	5.55%	2.30%